CITIFUND(SM)
--------------------


PREMIUM
LIQUID RESERVES


SEMI-ANNUAL REPORT
FEBRUARY 29, 2000



                                    CITIFUNDS



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................

CITIFUNDS PREMIUM LIQUID RESERVES

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................

CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      12
 ................................................................................
Statement of Assets and Liabilities                                           15
 ................................................................................
Statement of Operations                                                       16
 ................................................................................
Statement of Changes in Net Assets                                            17
 ................................................................................
Financial Highlights                                                          18
 ................................................................................
Notes to Financial Statements                                                 19
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   Rising interest rates during the reporting period have benefited money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000, for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued robust growth of the U.S. economy.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Premium Liquid Reserves with the goal of achieving its investment objective: providing liquidity and as high a level of current income as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY MONEY MARKET INVESTORS. Yields on most money market securities ended the six-month reporting period higher than where they began, reflecting the general trend of higher short-term interest rates in a period of rising interest rates.

   The economic conditions that led to higher rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. Even concerns regarding potential Y2K-related problems did not cause the rate of economic growth to moderate significantly.

   As a result of these influences, many investors became concerned that unsustainable economic growth might cause long-dormant inflationary pressures to resurface. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates three 25-basis point increments during 1999 and raised rates an additional 25 basis points on February 2, 2000.

   THE FUND'S MANAGERS' PRIMARY STRATEGY DURING MOST OF THE SIX-MONTH PERIOD WAS TO ACTIVELY MANAGE THE FUND'S AVERAGE MATURITY according to their outlook regarding the direction of interest rates and prevailing yields among money market instruments of different maturities. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.) When the six-month reporting period began, the managers maintained the Fund's neutral average maturity, striking a balance between the need for flexibility during a period of rising interest rates while purchasing securities they believed to be of compelling values. Toward the end of 1999, the Fund's average maturity was reduced in order to enhance liquidity and keep assets available for higher-yielding securities as they became available.

   Beginning in the middle of January 2000, the Fund's managers began to gradually extend the Fund's average maturity to take advantage of higher-yielding opportunities among money market instruments with moderately longer maturities. As of February 29, 2000, the Fund's average maturity was 85 days.

   ADDITIONALLY, THE MANAGERS ACTIVELY MANAGED THE MIX OF MONEY MARKET INSTRUMENTS WITHIN THE PORTFOLIO. As interest rates rose, commercial paper and bank certificates of deposit represented the most attractive values, in the managers' opinion. For example, toward year-end 1999, the managers shifted assets to high quality, U.S. dollar-denominated CDs issued by foreign banks (known as Yankee CDs) in order to capture higher yields. On the other hand, the managers generally avoided U.S. Treasury bills, which offered relatively low yields throughout the six-month period.

   Looking forward, the Fund's managers believe that investors are expecting more rate hikes from the Fed, and that future increases have already been incorporated in the yields of money market securities. Accordingly, THE FUND'S MANAGERS BELIEVE THAT OVER THE LONGER TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE U.S. ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Therefore, the managers are carefully looking for opportunities to take advantage of changes in interest rates, including possibly extending the Fund's average maturity further to lock in higher yields when deemed appropriate.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER                       DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARKS*
May 3, 1990                              o Lipper Taxable Money Market
Funds Average

NET ASSETS AS OF 2/29/00                 o IBC Financial Data 1st Tier Taxable
$861.2 million                             Money Market Funds Average

* Lipper Funds Average and IBC Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED FEBRUARY 29, 2000        SIX       ONE    FIVE    MAY 3, 1990
(Unaudited)                               MONTHS**   YEAR   YEARS*   INCEPTION*
================================================================================
CitiFunds Premium Liquid Reserves          2.66%     5.13%  5.39%     5.09%
Lipper Taxable Money Market Funds Average  2.42%     4.63%  4.94%     4.63%+
IBCFinancial Data 1st Tier
  Taxable Money Market Funds Average       2.49%     4.73%  4.98%     4.73%+

* Average Annual Total Return

** Not Annualized
+ From 4/30/90

7-DAY YIELDS
Annualized Current   5.51%
Effective            5.66%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS PREMIUM LIQUID RESERVES VS. IBC FINANCIAL DATA 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Financial Data Money Market Funds Average, as published in IBC Money Fund Report(TM), for the one year period.

[The figures below represent the chart in the printed piece]

3/2/99   4.69     4.34
         4.71     4.27
         4.67     4.25
         4.67     4.24
         4.66     4.22
         4.69     4.22
         4.69     4.25
         4.64     4.21
         4.63     4.2
         4.61     4.19
         4.68     4.21
         4.61     4.19
5/25/99  4.65     4.18
         4.62     4.18
         4.65     4.22
         4.6      4.21
         4.64     4.22
         4.64     4.22
         4.69     4.26
         4.83     4.31
         4.75     4.33
         4.8      4.36
         4.82     4.38
         4.84     4.41
         4.81     4.41
8/24/99  4.85     4.45
         4.86     4.48
         4.99     4.55
         5        4.58
         5        4.6
         5.05     4.63
         5.06     4.65
         5.1      4.67
         5.07     4.7
         5.11     4.73
         5.12     4.76
         5.21     4.8
         5.2      4.8
         5.26     4.86
11/30/99 5.33     4.91
         5.4      4.97
         5.38     5
         5.39     5.06
         5.42     5.12
         5.4      5.15
         5.28     5.05
         5.4      5.15
         5.42     5.13
         5.41     5.1
         5.42     5.11
         5.41     5.12
         5.46     5.16
2/29/00  5.48     5.16
         5.51     5.19


Note: Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================

ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)           $863,604,155
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      1,834,243
Payable for shares of beneficial interest repurchased                    310,610
Payable to affiliate-Shareholder servicing agents' fees (Note 3B)         71,281
Accrued expenses and other liabilities                                   168,790
--------------------------------------------------------------------------------
  Total liabilities                                                    2,384,924
--------------------------------------------------------------------------------
NET ASSETS for 861,219,231 shares of beneficial interest
  outstanding                                                       $861,219,231
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $861,219,231
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $1.00
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================

INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                   $24,543,754
Allocated expenses from Cash Reserves Portfolio          (431,410)
--------------------------------------------------------------------------------
                                                                     $24,112,344
EXPENSES:
Administrative fees (Note 3A)                           1,509,556
Shareholder Servicing Agents' fees (Note 3B)              431,302
Distribution fees (Note 4)                                431,302
Registration fees                                          17,768
Legal fees                                                 14,666
Custody and fund accounting fees                           10,483
Shareholder reports                                         8,559
Trustees' fees                                              8,420
Audit fees                                                  6,300
Transfer agent fees                                         5,929
Miscellaneous                                               3,805
--------------------------------------------------------------------------------
  Total expenses                                        2,448,090
Less aggregate amount waived or assumed by
  Administrator and Distributor (Notes 3A and 4)       (1,156,763)
--------------------------------------------------------------------------------
  Net expenses                                                         1,291,327
--------------------------------------------------------------------------------
Net investment income                                                $22,821,017
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                               FEBRUARY 29, 2000    YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 1999
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
to shareholders (Note 2)                        $   22,821,017   $   37,972,067
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                     1,968,298,791    4,282,425,929
Net asset value of shares issued to shareholders
  from reinvestment of dividends                    10,954,439       17,030,134
Cost of shares repurchased                      (1,913,358,253)  (4,115,401,408)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          65,894,977      184,054,655
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                795,324,254      611,269,599
--------------------------------------------------------------------------------
End of period                                   $  861,219,231   $  795,324,254
================================================================================


See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                            SIX MONTHS ENDED
                            FEBUARY 29, 2000                 YEAR ENDED AUGUST 31,
                                             ------------------------------------------------------
                             (Unaudited)      1999         1998       1997       1996      1995
===================================================================================================
Net Asset Value, beginning
  of period                     $1.00000     $1.00000    $1.00000   $1.00000   $1.00000   $1.00000
Net investment income            0.02635      0.04836     0.05348    0.05240    0.05322    0.05465
Less dividends from net
investment income               (0.02635)    (0.04836)   (0.05348)  (0.05240)  (0.05322)  (0.05465)
---------------------------------------------------------------------------------------------------

Net Asset Value, end of period  $1.00000     $1.00000    $1.00000   $1.00000   $1.00000   $1.00000
===================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)               $861,219     $795,324    $611,270   $387,910   $380,303   $423,992
Ratio of expenses to average
  net assets+                      0.40%*       0.40%       0.40%      0.40%      0.40%      0.40%
Ratio of net investment income
  to average net assets+           5.29%*       4.84%       5.39%      5.25%      5.35%      5.47%
Total return                       2.66%**      4.94%       5.48%      5.37%      5.45%      5.60%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                     $0.02438     $0.04457    $0.04950   $0.04833   $0.04911   $0.05047
RATIOS:
Expenses to average net assets+    0.79%*       0.79%       0.80%      0.81%      0.82%      0.83%
Net investment income to
  average net assets+              4.90%*       4.45%       4.99%      4.84%      4.93%      5.04%
===================================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's  allocated expenses.
 * Annualized.
** Not Annualized.

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium Liquid Reserves (the "Fund") is a separate diversified series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (6.2% at February 29, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to cusotmers as Shareholder Servicing Agent.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000, management agreed to voluntarily limit Fund expenses to 0.40%, inclusive of Portfolio allocated expenses.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $1,509,556 of which $725,461 was voluntarily waived for the six months ended February 29, 2000. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING Agents Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $431,302 for the six months ended February 29, 2000.

CITIFUNDS PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated, in connection with the sale of shares of the Fund, at an annual rate not to exceed of 0.10% of the Fund's average daily net assets. Distribution fees amounted to $431,302 all of which was voluntarily waived for the six months ended February 29, 2000. The Distributor voluntarily agreed to assume all distribution expenses through February 29, 2000.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,256,196,367 and $1,214,591,973, respectively, for the six months ended February 29, 2000.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)

                                               PRINCIPAL
                                                AMOUNT
ISSUER                                      (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 10.1%
--------------------------------------------------------------------------------
Lincs-Ser,*
  5.91% due 4/15/00                             $100,000       $100,000,000
Restructured Asset Securities,*
  5.91% due 6/02/00                              250,000        250,000,000
Steers,
  6.16% due 10/02/00                             365,000        365,197,809
Strategic Money Market Trust Receipts,*
  6.18% due 3/15/00                              240,000        240,000,000
  6.15% due 9/13/00                              350,000        350,029,338
Strats Trust*,
  5.98% due 8/18/00                              100,000        100,000,000
                                                            ---------------
                                                              1,405,227,147
                                                            ---------------
BANK NOTES -- 7.1%
--------------------------------------------------------------------------------
Bank of America,
  6.00% due 3/13/00                              125,000        125,000,000
  6.46% due 11/09/00                             100,000        100,000,000
  6.48% due 11/20/00                              50,000         50,000,000
  6.18% due 11/22/00                             100,000         95,433,667
FCC National Bank,
  5.85% due 3/20/00                              164,000        164,000,000
First USA Bank,
  5.93% due 8/29/00                              100,000         99,981,049
Morgan Guaranty
  Trust Co,*
  5.90% due 5/10/00                              210,000        209,984,252
Nationsbank,
  5.39% due 6/01/00                               43,000         42,940,801
Westpac Banking Corp,
  5.20% due 5/11/00                              100,000         99,988,767
                                                            ---------------
                                                                987,328,536
                                                            ---------------
CERTIFICATES OF DEPOSIT (DOMESTIC) -- 1.5%
--------------------------------------------------------------------------------
Bankers Trust Co.,*
  6.01% due 5/15/00                              200,000        199,981,963
                                                            ---------------
CERTIFICATES OF DEPOSIT (EURO) -- 8.5%
--------------------------------------------------------------------------------
Den Danske Bank,
  6.06% due 5/04/00                               80,000         80,005,382
Dresdner Bank,
  5.93% due 8/07/00                               50,000         50,001,056
  6.02% due 3/06/00                               50,000         50,000,062
Landesbank Hessen Thuringen,
  5.19% due 3/01/00                               50,000         50,000,000
  5.12% due 4/26/00                              100,000         99,991,134
Merrill Lynch & Co. Inc.,
  5.92% due 3/02/01                              500,000        499,900,000
Morgan Stanley Dean Witter Discover,
  5.98% due 11/24/00                             350,000        350,000,000
                                                            ---------------
                                                              1,179,897,634
                                                            ---------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 38.5%
--------------------------------------------------------------------------------
Abbey National Treasury Services,*
  5.94% due 5/01/00                              350,000        349,962,187
Bank Austria,
  5.15% due 5/04/00                              100,000         99,996,622
  5.20% due 5/10/00                               35,000         34,995,478
  5.95% due 8/21/00                               75,000         74,983,021
  5.93% due 9/07/00                              100,000         99,975,124
  6.71% due 2/12/01                              135,000        134,951,161
Bank of Montreal,
  5.11% due 4/10/00                              100,000         99,994,723
Bank of Nova Scotia,
  6.71% due 2/05/01                              150,000        149,946,826
  6.74% due 2/16/01                               40,000         40,015,562
Barclays Bank Plc.,
  6.69% due 2/20/01                              100,000         99,967,614
Bayerische Hypo,
  5.16% due 4/03/00                              100,000         99,995,648
  5.10% due 4/12/00                              100,000         99,995,565
Bayerische Landesbank,
  5.86% due 9/27/00                               94,000         93,966,382
Bayerische Vereinsbank,
  5.15% due 3/23/00                              100,000         99,997,098
Bear Stearns Cos. Inc.,
  6.05% due 2/20/01                              250,000        250,000,000
Branch Bank & Trust,
  5.98% due 2/16/01                              300,000        299,887,620
Commerzbank,
  5.22% due 5/10/00                              100,000         99,990,772
  5.58% due 6/19/00                              160,000        159,986,127
  5.77% due 7/03/00                              120,000        119,984,391
  6.67% due 3/01/01                              100,000         99,952,547
Deutsche Bank,
  5.33% due 3/09/00                               50,000         50,000,738
  5.88% due 4/26/00*                             225,000        224,975,769
  5.51% due 6/08/00                               96,000         95,990,004
  5.71% due 7/10/00                              100,000         99,986,250
  6.20% due 10/18/00                             100,000         99,969,834
  6.45% due 1/08/01                              100,000         99,959,229
Lloyds Bank,
  5.67% due 7/17/00                              100,000         99,981,892
Nord Deutsche Landesbank,
  5.16% due 5/17/00                              100,000         99,987,813

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (YANKEE) -- (CONT'D)
Rabobank Nederland,
  5.08% due 4/12/00                             $100,000        $99,994,456
  5.52% due 6/07/00                               62,000         61,933,420
  6.02% due 6/30/00                               71,000         70,987,238
  6.13% due 10/31/00                              50,000         47,924,306
  6.47% due 1/18/01                              100,000         99,957,928
  6.52% due 1/25/01                              140,000        139,939,851
  6.64% due 3/02/01                               95,000         94,954,899
Societe Generale,
  6.56% due 1/16/01                              108,000        107,954,895
Svenska Handelsbanken,
  5.28% due 3/03/00                              120,000        120,000,488
  5.23% due 5/10/00                              100,000         99,992,618
  5.59% due 6/19/00                               50,000         49,995,665
Toronto Dominion,
  5.15% due 4/27/00                              100,000         99,992,481
  6.71% due 2/07/01                               90,000         89,979,907
UBS AG Stamford,
  5.29% due 5/19/00                              260,000        259,626,107
  5.29% due 5/22/00                               85,000         84,990,821
  5.34% due 5/24/00                               50,000         49,994,380
  5.60% due 6/26/00                               25,000         24,996,159
  5.76% due 7/05/00                               50,000         49,975,102
  5.93% due 10/02/00                              50,000         49,865,478
  6.24% due 12/06/00                              50,000         49,972,593
  6.23% due 12/07/00                             120,000        119,942,776
                                                            ---------------
                                                              5,352,367,565
                                                            ---------------
COMMERCIAL PAPER -- 26.5%
--------------------------------------------------------------------------------
ABN-Amro Bank,
  5.95% due 8/07/00                               50,000         48,686,042
  6.03% due 10/10/00                             100,000         96,264,750
Abbey National North America,
  5.21% due 3/03/00                              170,000        169,950,794
Alpine Securitization Corp.,
  5.80% due 3/10/00                               94,072         93,935,596
Aspen Funding Corp.,
  5.93% due 3/01/00                              250,000        250,000,000
Barton Capital Corp.,
  5.90% due 4/07/00                               36,449         36,227,977
Bear Stearns Cos. Inc.,
  5.79% due 3/24/00                              250,000        249,075,208
  5.79% due 5/12/00                              150,000        148,263,000
British Telecommunications Plc.,
  6.18% due 11/17/00                             100,000         95,519,500
Cregem North America Inc.,
  5.73% due 5/22/00                              125,000        123,368,542
  5.99% due 10/10/00                             100,000         96,289,528
Den Danske Bank,
  5.92% due 7/06/00                              160,000        156,658,489
  6.03% due 10/10/00                              50,000         48,132,375
Exxon Asset Mgmt.,
  5.88% due 3/01/00                               70,000         70,000,000
Exxon Corp.,
  5.90% due 3/01/00                              100,000        100,000,000
Four Winds Funding Corp.,
  5.79% due 3/10/00                              100,000         99,855,250
General Electric Capital Corp.,
  5.95% due 3/17/00                              200,000        199,471,111
  5.75% due 4/20/00                               50,000         49,600,694
General Electric Capital Services Inc.,
  5.75% due 4/20/00                              100,000         99,201,389
Greyhawk Capital Corp.,
  5.85% due 4/06/00                              130,000        129,239,500
  5.85% due 4/10/00                              100,000         99,350,000
International Nederland,
  6.18% due 11/17/00                             100,000         95,519,500
Johnson & Johnson,
  5.82% due 6/30/00                               43,380         42,531,415
  5.80% due 7/05/00                               50,000         48,985,000
  5.80% due 7/25/00                               25,000         24,411,944
  5.77% due 7/26/00                               50,000         48,821,958
Kittyhawk Funding,
  5.79% due 3/09/00                              105,611        105,475,114
Morgan Stanley Dean Witter Discover,
  5.90% due 3/01/00                              300,000        300,000,000
Moriarty Ltd.,
  5.87% due 4/10/00                              150,000        149,021,666
Pooled Accounts Receivable Capital Corp.,
  5.80% due 3/10/00                               42,042         41,981,039
Sigma Finance Corp.,
  6.22% due 3/15/00                              200,000        199,998,460
  5.75% due 5/17/00                               50,000         49,385,069
  5.75% due 5/22/00                               21,000         20,724,958
  5.75% due 5/30/00                               30,000         29,568,750
  6.20% due 11/21/00                              75,000         71,579,844
                                                            ---------------
                                                              3,687,094,462
                                                            ---------------
CORPORATE NOTES -- 1.4%
--------------------------------------------------------------------------------
J. P. Morgan & Co., Inc.
  5.92% due 5/04/00                              200,000        200,000,000
                                                            ---------------
MEDIUM TERM NOTES -- 2.7%
--------------------------------------------------------------------------------
Abbey National Treasury Services,
  6.19% due 10/18/00                             100,000         99,963,800
Credit Suisse,
  6.01% due 5/10/00                              200,000        200,000,000
Household Financial Corp.,
  6.15% due 9/14/00                               74,000         73,976,102
                                                            ---------------
                                                                373,939,902
                                                            ---------------

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
TIME DEPOSITS -- 4.2%
--------------------------------------------------------------------------------
BankAmerica,
  5.81% due 3/01/00                             $300,000       $300,000,000
Barclays Bank Plc.,
  5.81% due 3/01/00                              285,155        285,155,000
                                                            ---------------
                                                                585,155,000
                                                            ---------------
UNITED STATES GOVERNMENT AGENCY -- 2.7%
--------------------------------------------------------------------------------
Federal Home Loan Bank,
  5.97% due 12/01/00                             100,000         99,892,555
Federal Home Loan Bank Consumer Discount Notes,
  5.39% due 7/28/00                               50,000         48,884,569
Federal Home Loan Mortgage Discount Notes,
  5.21% due 3/09/00                               48,062         48,006,355
  5.16% due 6/13/00                               50,000         49,254,667
  5.22% due 6/15/00                              135,000        132,925,050
                                                            ---------------
                                                                378,963,196
                                                            ---------------

UNITED STATES TREASURY BILLS -- 2.3%
--------------------------------------------------------------------------------
United States Treasury Bills,
  5.21% due 11/09/00                              50,000         48,169,264
  5.28% due 11/09/00                              50,000         48,144,667
  5.40% due 11/09/00                              50,000         48,102,500
  5.56% due 11/09/00                             100,000         96,310,416
  5.62% due 11/09/00                              85,000         81,826,519
                                                            ---------------
                                                                322,553,366
                                                            ---------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                105.5%   $14,672,508,771
OTHER ASSETS,
  LESS LIABILITIES                                  (5.5)      (770,572,308)
                                                   -----    ---------------
NET ASSETS                                         100.0%   $13,901,936,463
                                                   =====    ===============

* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (Unaudited)
================================================================================

ASSETS:
Investments at value (Note 1A)                                   $14,672,508,771
Cash                                                                         938
Interest receivable                                                  175,364,534
--------------------------------------------------------------------------------
  Total assets                                                    14,847,874,243
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    944,854,899
Payable to affiliate--Investment Advisory fee (Note 2A)                  864,921
Accrued expenses and other liabilities                                   217,960
--------------------------------------------------------------------------------
  Total liabilities                                                  945,937,780
--------------------------------------------------------------------------------
NET ASSETS                                                       $13,901,936,463
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $13,901,936,463
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                          $437,190,840
EXPENSES:
Investment Advisory fees (Note 2A)                   $ 11,526,046
Administrative fees (Note 2B)                           3,842,015
Custody and fund accounting fees                        1,767,061
Trustees' fees                                             31,814
Audit fees                                                 21,000
Legal fees                                                 19,982
Other                                                      28,152
--------------------------------------------------------------------------------
Total expenses                                         17,236,070
Less aggregate  amounts waived by Investment  Adviser
  and Administrator (Notes 2A, and 2B)                 (9,549,938)
Less fees paid indirectly (Note 1E)                          (421)
--------------------------------------------------------------------------------
  Net expenses                                                         7,685,711
--------------------------------------------------------------------------------
Net investment income                                               $429,505,129
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                            FEBRUARY 29, 2000      YEAR ENDED
                                               (Unaudited)       AUGUST 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                         $  429,505,129      $ 628,439,104
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   27,245,381,664     47,581,662,450
Value of withdrawals                         (28,702,294,978)   (42,086,666,522)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                        (1,456,913,314)     5,494,995,928
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         (1,027,408,185)     6,123,435,032
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           14,929,344,648      8,805,909,616
--------------------------------------------------------------------------------
End of period                                $13,901,936,463    $14,929,344,648
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS


                              SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                              FEBRUARY 29, 2000 ----------------------------------------------------------------
                                 (Unaudited)       1999          1998         1997         1996         1995
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)       $13,901,936    $14,929,345   $8,805,910   $7,657,400   $4,442,187   $4,765,406
Ratio of expenses to average
  net assets                           0.10%*         0.10%        0.10%        0.10%        0.10%        0.10%
Ratio of net investment income
  to average net assets                5.57%*         5.13%        5.65%        5.57%        5.64%        5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net
assets                                 0.22%*         0.22%        0.22%        0.23%        0.23%        0.23%
Net investment income to
  average net assets                   5.45%*         5.01%        5.53%        5.44%        5.50%        5.75%
-------------------------------------------------------------------------------------------------------------------

* Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENT It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $11,526,046 of which $5,707,922 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $3,842,015, all of which were voluntarily waived for the six months ended February 29, 2000. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $175,256,041,856 and $175,492,697,226, respectively, for the six months ended February 29, 2000.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Portfolio was $22,033. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.**

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

              PREMIUM MONEY MARKETS
                 CitiFunds Premium Liquid Reserves
                 CitiFunds Premium U.S. Treasury Reserves

              INSTITUTIONAL MONEY MARKETS
                 CitiFunds Institutional Liquid Reserves
                 CitiFunds Institutional U.S. Treasury Reserves
                 CitiFunds Institutional TaxFree Reserves
                 CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders of CitiFunds Premium Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Premium Liquid Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Premium Liquid Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(c)2000 Citicorp     [GRAPHIC OMITTED] Printed on recycled paper     CFS/PLR/200

CITIFUNDS(SM) [LOGO]



PREMIUM
U.S. TREASURY
RESERVES


SEMI-ANNUAL REPORT
FEBRUARY 29, 2000                                                      CITIFUNDS



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------


CITIFUNDS PREMIUM U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------


U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           13
--------------------------------------------------------------------------------
Statement of Operations                                                       13
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            14
--------------------------------------------------------------------------------
Financial Highlights                                                          14
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 15
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   Rising interest rates during the reporting period have benefited money market investors, who earned higher yields while preserving capital. The Federal Reserve Board (the "Fed") raised interest rates three times in 1999 and most recently on February 2, 2000 for a total increase of 100 basis points. (A basis point is .01% or one one-hundredth of a percent.) The Fed's actions were implemented to forestall a reacceleration of inflation, a potential consequence of the continued growth of the U.S. economy.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Premium U.S. Treasury Reserves with the goal of achieving its investment objective: providing liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the six months ended February 29, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST SIX MONTHS HAVE BEEN GENERALLY REWARDING FOR MANY INVESTORS IN SHORT-TERM U.S. TREASURY SECURITIES. Yields on such investments ended the six-month reporting period higher than where they began, reflecting the general trend of higher short-term interest rates in a period of rising interest rates. While rising interest rates negatively affected the prices of long-term bonds, price declines were much more modest among short-term securities such as those in which the Portfolio invests.

   The positive economic conditions that led to higher interest rates during the reporting period included strong U.S. economic growth, low inflation, robust consumer spending and rising demand for U.S. exports. As a result of these factors, many investors became concerned that unsustainable U.S. economic growth might cause inflationary pressures to resurface. As previously noted, in an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates in three 25-basis point increments during 1999 and raised them an additional 25 basis points on February 2, 2000.

   DESPITE THE POSITIVE EFFECTS OF HIGHER INTEREST RATES, THE U.S. TREASURY MARKET'S RETURNS WERE CONSTRAINED BY ITS OWN MARKET-SPECIFIC INFLUENCES, MOST NOTABLY CHANGES IN THE BALANCE BETWEEN SUPPLY AND DEMAND. Issuance of short-term U.S. Treasury securities generally fell during the reporting period, as the strong U.S. economy enabled the federal government to post a budget surplus, reducing the government's need to borrow.

   At the same time, demand was strong from foreign and domestic investors seeking a relatively safe place for money awaiting reinvestment in longer-term securities. Because of this imbalance between supply and demand, yields on U.S. Treasury securities tended to rise less than yields of other short-term instruments.

   THE PORTFOLIO MANAGERS' STRATEGY DURING THE SIX-MONTH PERIOD WAS TO MAINTAIN A RELATIVELY SHORT AVERAGE MATURITY, which was designed to enhance liquidity and keep assets available for higher-yielding securities as they became available. As of February 29, 2000, the Portfolio's average maturity was 52 days. (Maturity is the date on which the principal amount of a note, draft, acceptance bond or other debt instrument becomes due and payable.) The portfolio's policy is to maintain a maximum average maturity of not more than 60 days in order to maintain its AAA/Aaa ratings by both Standard & Poor's and Moody's Investors Service Inc. (Standard & Poor's Corporation and Moody's Investor Service Inc. are two major credit reporting and bond-rating agencies.)

   In addition, THE MANAGERS ACTIVELY MANAGED THE MIX OF MATURITIES WITHIN THE FUND'S PORTFOLIO. Because of year-end and Y2K-related concerns, many investors gravitated to U.S. Treasury securities maturing during the first quarter of 2000. The Fund's managers avoided these maturities because of their low yields. Instead, short-term securities were emphasized as the end of 1999 approached, and the investment team purchased short-term Cash Management Bills issued by the U.S. Treasury to ensure market liquidity during the transition from 1999 to 2000. Y2K-related market disruptions have not materialized. However, the managers took advantage of this temporary opportunity to capture higher yield potential for the Fund's portfolio.

   Looking forward, the Fund's managers expect interest rates to remain near or slightly above current levels if the Fed continues to move toward a more restrictive monetary policy. However, MANAGEMENT BELIEVES THAT OVER THE LONG TERM, INTEREST RATES MAY BEGIN TO DECLINE IF THE ECONOMY BEGINS TO SHOW EVIDENCE THAT IT IS MODERATING. Accordingly, the managers are carefully searching for opportunities to take advantage of changes in the direction of interest rates, including possibly extending the Fund's average maturity within its conservative parameters to lock in higher yields in the near term.


FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                     DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO        Declared daily, paid monthly
Citibank, N.A

COMMENCEMENT OF OPERATIONS              BENCHMARK*
March 1, 1991                           o Lipper S&P AAA rated U.S.
                                          Treasury Money Market
                                          Funds Average

NET ASSETS AS OF 2/29/00                o IBC Financial Data 100% U.S.
$323.1 million                           Treasury Rated Money
                                         Market Funds Average

 * The Lipper Funds Average and IBC Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                                            SINCE
                                                                            MARCH 1,
ALL PERIODS ENDING FEBRUARY 29, 2000        SIX         ONE      FIVE        1991
(Unaudited)                                MONTHS**     YEAR     YEARS*    INCEPTION*
===============================================================+++++=================
CitiFunds Premium U.S. Treasury Reserves    2.32%       4.48%    4.83%       4.39%
Lipper S&P AAA rated U.S. Treasury
Money Market Funds Average                  2.31%       4.46%    4.77%       4.28%+
IBC Financial Data 100% U.S. Treasury
Rated Money Market Funds Average            2.23%       4.29%    4.64%       4.27%+

*  Average Annual Total Return
** Not Annualized
+  From 2/28/91

7-DAY YIELDS
Annualized Current  5.05%
Effective           5.18%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================

ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)   $324,592,528
Receivable for shares of beneficial interest sold                          7,000
--------------------------------------------------------------------------------
  Total assets                                                       324,599,528
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        877,776
Payable for shares of beneficial interest repurchased                    535,331
Payable to affiliate--Shareholder servicing agents' fees (Note 3B)        26,080
Accrued expenses and other liabilities                                   109,046
--------------------------------------------------------------------------------
  Total liabilities                                                    1,548,233
--------------------------------------------------------------------------------
NET ASSETS For 323,051,295 shares of
  beneficial interest outstanding                                   $323,051,295
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $323,051,295
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio      $6,874,834
Allocated expenses from U.S. Treasury
  Reserves Portfolio                                (134,553)
--------------------------------------------------------------------------------
                                                                      $6,740,281
EXPENSES:
Administrative fees (Note 3A)                        468,548
Shareholder Servicing Agents' fees (Note 3B)         133,871
Distribution fees (Note 4)                           133,871
Registration fees                                     23,809
Legal fees                                            16,500
Audit fees                                            10,792
Custody and fund accounting fees                       9,877
Shareholder Reports                                    7,014
Transfer agent fees                                    6,000
Trustees' fees                                         3,441
Miscellaneous                                         13,697
--------------------------------------------------------------------------------
  Total expenses                                     827,420
Less aggregate amounts waived by
  Administrator and Distributor (Notes 3A and 4)    (355,966)
--------------------------------------------------------------------------------
  Net expenses                                                           471,454
--------------------------------------------------------------------------------
Net investment income                                                 $6,268,827
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                               SIX MONTHS ENDED
                                              FEBRUARY 29, 2000     YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 1999
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
dividends to shareholders (Note 2)                $  6,268,827    $  11,207,763
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                       498,655,549      570,585,556
Net asset value of shares issued to shareholders
from reinvestment of dividends                       2,644,852        6,647,364
Cost of shares repurchased                        (415,768,974)    (665,450,936)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               85,531,427      (88,218,016)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                237,519,868      325,737,884
--------------------------------------------------------------------------------
End of period                                    $ 323,051,295    $ 237,519,868
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                            SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                            FEBRUARY 29, 2000 -----------------------------------------------------
                                (Unaudited)     1999       1998       1997       1996       1995
===================================================================================================
Net Asset Value, beginning
  of period                        $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income               0.02295    0.04195    0.04802    0.04794    0.04851    0.04999
Less dividends from net
investment income                  (0.02295)  (0.04195)  (0.04802)  (0.04794)  (0.04851)  (0.04999)
---------------------------------------------------------------------------------------------------
Net Asset Value, end of period      1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
===================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000's omitted)                    $323,051   $237,520   $325,738   $239,441   $235,271   $317,312
Ratio of expenses to
average net assets+                   0.45%*     0.45%      0.45%      0.45%      0.45%      0.45%
Ratio of net investment income
to average net assets+                4.67%*     4.21%      4.81%      4.80%      4.88%      5.02%
Total return                          2.32%**    4.28%      4.91%      4.90%      4.96%      5.12%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share    $0.02098   $0.03836   $0.04433   $0.04414   $0.04463   $0.04601

RATIOS:
Expenses to average net assets+       0.85%*     0.81%      0.82%      0.83%      0.85%      0.84%
Net investment income to
average net assets+                   4.27%*     3.85%      4.44%      4.42%      4.49%      4.62%
===================================================================================================

 + Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized.

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium U.S. Treasury Reserves (the "Fund") is a diversified separate series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (26.5% at February 29, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

   D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 29, 2000, management agreed to voluntarily limit Fund expenses to 0.45%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $468,548, of which $222,095 was voluntarily waived for the six months ended February 29, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $133,871 for the six months ended February 29, 2000.

4. DISTRIBUTION FEES The Trust adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $133,871, all of which was voluntarily waived for the six months ended February 29, 2000. The Distributor has voluntarily agreed to assume all distribution expenses through February 29, 2000.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $916,563,441 and $836,644,597, respectively, for the six months ended February 29, 2000.

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)



                                           PRINCIPAL
                                            AMOUNT
ISSUER                                  (000'S OMITTED)                VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS--99.9%
--------------------------------------------------------------------------------
United States Treasury Bill,
  due 3/23/00                               $177,730              $  177,151,078
United States Treasury Bill,
  due 3/30/00                                236,017                 235,029,871
United States Treasury Bill,
  due 4/06/00                                165,047                 164,177,781
United States Treasury Bill,
  due 4/13/00                                150,000                 149,060,122
United States Treasury Bill,
  due 4/27/00                                 20,437                  20,252,575
United States Treasury Bill,
  due 5/11/00                                 25,000                  24,728,819
United States Treasury Bill,
  due 5/15/00                                 50,000                  50,053,406
United States Treasury Bill,
  due 5/18/00                                307,213                 303,551,493
United States Treasury Bill,
  due 5/25/00                                100,000                  98,669,514
                                                                  --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                            99.9%              $1,222,674,659
OTHER ASSETS,
  LESS LIABILITIES                              0.1                      866,321
                                              -----               --------------
NET ASSETS                                    100.0%              $1,223,540,980
                                              =====               ==============

 See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2000 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,222,674,659
Cash                                                                         795
Interest receivable                                                      936,985
--------------------------------------------------------------------------------
  Total assets                                                     1,223,612,439
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate - Investment advisory fees (Note 2A)                 24,659
Accrued expenses and other liabilities                                    46,800
--------------------------------------------------------------------------------
  Total liabilities                                                       71,459
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,223,540,980
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,223,540,980
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                          $30,465,756

EXPENSES:
Investment Advisory fees (Note 2A)                 $   899,841
Administrative fees (Note 2B)                          299,947
Custody and fund accounting fees                       147,100
Legal fees                                              31,960
Audit fees                                              11,300
Trustees' fees                                           7,469
Miscellaneous                                           22,808
--------------------------------------------------------------------------------
  Total expenses                                     1,420,425
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                 (820,411)
Less fees paid indirectly (Note 1D)                        (10)
--------------------------------------------------------------------------------
  Net expenses                                                           600,004
--------------------------------------------------------------------------------
Net investment income                                                $29,865,752
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                            FEBRUARY 29, 2000      YEAR ENDED
                                               (Unaudited)       AUGUST 31, 1999
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                       $    29,865,752     $    40,398,488
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   2,663,317,942       3,426,724,559
Value of withdrawals                         (2,658,269,225)     (3,190,341,131)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                            5,048,717         236,383,428
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                       34,914,469         276,781,916
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           1,188,626,511         911,844,595
--------------------------------------------------------------------------------
End of period                               $ 1,223,540,980     $ 1,188,626,511
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                FEBRUARY 29, 2000 -----------------------------------------------------------
                                   (Unaudited)       1999         1998        1997        1996        1995
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                   $1,223,541    $1,188,627    $911,845    $907,910    $767,804    $832,258
Ratio of expenses to
  average net assets                     0.10%*        0.10%       0.10%       0.10%       0.10%       0.10%
Ratio of net investment income
  to average net assets                  4.96%*        4.55%       5.14%       5.15%       5.20%       5.36%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets           0.24%*        0.23%       0.23%       0.24%       0.25%       0.25%
Net investment income to
average net assets                       4.82%*        4.42%       5.01%       5.01%       5.05%       5.21%
=============================================================================================================

*  Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Portfolio's Administrator. Citibank N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES   The  Portfolio's  policy  is  to  comply  with  the
applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $899,841 of which $520,464 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   B. ADMINISTRATIVE FEES   Under  the  terms  of  an  Administrative  Services
Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $299,947, all of which was contractually waived for the six months ended February 29, 2000. The contractual fee waivers terminate on December 31, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $5,191,970,429 and $5,156,117,240, respectively, for the six months ended February 29, 2000.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Portfolio was $1,815. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.**

SECRETARY
Linda T. Gibson*

TREASURER
Linwood Downs*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP 150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------

              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

              PREMIUM MONEY MARKETS
                 CitiFunds Premium Liquid Reserves
                 CitiFunds Premium U.S. Treasury Reserves

              INSTITUTIONAL MONEY MARKETS
                 CitiFunds Institutional Liquid Reserves
                 CitiFunds Institutional U.S. Treasury Reserves
                 CitiFunds Institutional TaxFree Reserves
                 CitiFunds Institutional Cash Reserves


This report is prepared for the information of shareholders of CitiFunds Premium U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Premium U.S. Treasury Reserves.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Premium U.S. Treasury Reserves, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp      [Logo] Printed on recycled paper               CFS/PUS/200